3. Loans, Allowance for Loan Losses and Credit Quality (Details 7)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Number of contracts	4	4
Recorded Investment	$ 310,735	$ 918,858
Commercial and industrial
Number of contracts	2
Recorded Investment	$ 27,818
Residential real estate - 1st lien
Number of contracts	1	3
Recorded Investment	$ 227,907	$ 518,212
Residential real estate - Jr lien
Number of contracts	1
Recorded Investment	$ 55,010
Commercial Real Estate
Number of contracts		1
Recorded Investment		$ 400,646